Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	9 Months Ended
Sep. 30, 2025 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	6,204,122
Granted during the period	334,133
Exercised during the period	(1,005,724)
Forfeited during the period	(110,861)
Ending balance	5,421,670
Vested at the balance sheet date	4,580,386
Beginning balance	€ 93.25
Granted during the period	140.05
Exercised during the period	72.24
Forfeited during the period	107.5
Ending balance	99.8
Vested at the balance sheet date	€ 95.19